Income tax (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax (Details) [Line Items]
Income tax rate	35.00%	35.00%
Net equity			0.00%
Tax on dividends paid interest	10.00%
Dividends distributed amount (in Pesos)	$ 13
Foreign companies tax rate	(35.00%)	(35.00%)	(31.00%)
Applicable tax rate	35.00%	35.00%
Accrued income (in Pesos)	$ 61,415	$ 211,190
Deferred tax liabilities (in Pesos)	81,773	32,279
Taxes payable (in Pesos)	$ 8,091	2,749
Minimum [Member]
Income tax (Details) [Line Items]
Net equity	15.00%
Almacenes Éxito S.A. [Member]
Income tax (Details) [Line Items]
Accrued tax loss (in Pesos)	$ 740,337	$ 740,337
Colombia [Member]
Income tax (Details) [Line Items]
Income tax rate	7.50%
Foreign companies tax rate	10.00%
Uruguay [Member]
Income tax (Details) [Line Items]
Income tax rate	25.00%	25.00%
Argentina [Member]
Income tax (Details) [Line Items]
Income tax rate	30.00%	35.00%